Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
Schedule of Intangible Assets	The following summarizes the Companies’ intangibles assets as of March 31, 2024 and December 31, 2023:
	March 31,	December 31,
	2024	2023
Client List	$2,071,000	$2,071,000
Noncompete Agreement	398,300	398,300
Trademark	1,117,200	1,117,200
Other Intangible Assets	45,836	45,836
Accumulated amortization	(1,327,322)	(1,119,308)
	$2,305,014	$2,513,028
The following summarizes the Company’s intangibles assets not including goodwill as of December 31, 2023 and 2022:
	December 31,	December 31,
	2023	2022
Client List	$2,071,000	$1,851,000
Noncompete Agreement	398,300	354,300
Trademark	1,117,200	852,700
Other Intangible Assets	45,836	41,819
Accumulated amortization	(1,119,308)	(370,245)
	$2,513,028	$2,729,574

Schedule of Future Amortization Expense of Intangible Assets	Expected future amortization expense of intangible assets as of March 31, 2024, is as follows:
Remainder of 2024	578,763
2025	664,166
2026	600,139
2027	379,382
2028	82,564
$2,305,014
Expected future amortization expense of intangible assets as of December 31, 2023 is as follows:
2024	$786,776
2025	664,166
2026	600,139
2027	379,382
2028	82,564
$2,513,028

Schedule of Carrying Amount of Goodwill	The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022::
Goodwill as of December 31, 2021	$1,610,843
Acquisitions	6,003,710
Goodwill as of December 31, 2022	7,614,553
Acquisitions	533,037
Goodwill as of December 31, 2023	$8,147,590